UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Steven I. Koszalka

American Funds Mortgage Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Mortgage Fund®
Investment portfolio
November 30, 2015
unaudited
Bonds, notes & other debt instruments 96.66% Mortgage-backed obligations 65.90% Federal agency mortgage-backed obligations 62.32%	Principal amount (000)	Value (000)
Fannie Mae 3.347% 2017[1]	$235	$243
Fannie Mae 2.50% 2033[1]	3,650	3,626
Fannie Mae 2.50% 2033[1]	890	896
Fannie Mae 3.00% 2033[1]	1,330	1,338
Fannie Mae 3.50% 2034[1]	39,553	41,530
Fannie Mae 3.50% 2035[1]	73,440	76,902
Fannie Mae 3.50% 2035[1]	7,669	8,030
Fannie Mae 5.00% 2040[1]	1,063	1,146
Fannie Mae 2.275% 2043[1]	203	193
Fannie Mae 2.275% 2043[1]	132	125
Fannie Mae 2.275% 2043[1]	116	111
Fannie Mae 2.275% 2043[1]	115	109
Fannie Mae 2.275% 2043[1]	89	85
Fannie Mae 2.525% 2043[1]	341	331
Fannie Mae 2.525% 2043[1]	289	281
Fannie Mae 2.525% 2043[1]	231	224
Fannie Mae 2.525% 2043[1]	185	179
Fannie Mae 2.525% 2043[1]	165	160
Fannie Mae 2.525% 2043[1]	152	148
Fannie Mae 2.525% 2043[1]	137	133
Fannie Mae 2.525% 2043[1]	131	127
Fannie Mae 2.525% 2043[1]	127	123
Fannie Mae 2.525% 2043[1]	109	106
Fannie Mae 2.525% 2043[1]	108	105
Fannie Mae 2.525% 2043[1]	102	99
Fannie Mae 2.525% 2043[1]	91	88
Fannie Mae 2.525% 2043[1]	87	84
Fannie Mae 2.525% 2043[1]	86	84
Fannie Mae 2.525% 2043[1]	86	84
Fannie Mae 2.525% 2043[1]	74	72
Fannie Mae 2.525% 2043[1]	74	71
Fannie Mae 2.525% 2043[1]	72	70
Fannie Mae 2.525% 2043[1]	16	16
Fannie Mae 2.775% 2043[1]	680	674
Fannie Mae 2.775% 2043[1]	433	428
Fannie Mae 2.775% 2043[1]	404	400
Fannie Mae 2.775% 2043[1]	382	378
Fannie Mae 2.775% 2043[1]	379	375
Fannie Mae 2.775% 2043[1]	361	357
Fannie Mae 2.775% 2043[1]	344	340
Fannie Mae 2.775% 2043[1]	228	225
Fannie Mae 2.775% 2043[1]	139	137
Fannie Mae 2.775% 2043[1]	136	135
Fannie Mae 2.775% 2043[1]	128	126
Fannie Mae 2.775% 2043[1]	124	122
Fannie Mae 2.775% 2043[1]	113	112
American Funds Mortgage Fund — Page 1 of 9

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.775% 2043[1]	$111	$110
Fannie Mae 2.775% 2043[1]	107	106
Fannie Mae 2.775% 2043[1]	106	105
Fannie Mae 2.775% 2043[1]	59	58
Fannie Mae 2.775% 2043[1]	50	50
Fannie Mae 3.025% 2043[1]	369	372
Fannie Mae 3.025% 2043[1]	224	226
Fannie Mae 3.025% 2043[1]	202	204
Fannie Mae 3.025% 2043[1]	179	180
Fannie Mae 3.025% 2043[1]	144	145
Fannie Mae 3.025% 2043[1]	144	145
Fannie Mae 3.025% 2043[1]	118	119
Fannie Mae 3.025% 2043[1]	115	115
Fannie Mae 3.025% 2043[1]	106	107
Fannie Mae 3.025% 2043[1]	94	94
Fannie Mae 3.025% 2043[1]	93	94
Fannie Mae 3.025% 2043[1]	92	92
Fannie Mae 3.025% 2043[1]	89	89
Fannie Mae 3.025% 2043[1]	82	83
Fannie Mae 3.025% 2043[1]	47	48
Fannie Mae 3.275% 2043[1]	229	234
Fannie Mae 3.275% 2043[1]	193	197
Fannie Mae 3.275% 2043[1]	169	173
Fannie Mae 3.275% 2043[1]	134	137
Fannie Mae 3.275% 2043[1]	125	128
Fannie Mae 3.275% 2043[1]	76	78
Fannie Mae 3.275% 2043[1]	65	66
Fannie Mae 3.275% 2043[1]	34	35
Fannie Mae 4.00% 2043[1]	8,953	9,554
Fannie Mae 4.00% 2045[1,2]	36,800	39,049
Fannie Mae 3.50% 2053[1]	2,606	2,653
Freddie Mac 3.50% 2035[1]	6,158	6,452
Freddie Mac 3.50% 2035[1]	5,573	5,835
Freddie Mac 3.50% 2035[1]	2,304	2,414
Freddie Mac 3.50% 2035[1]	1,931	2,024
Freddie Mac 6.00% 2038[1]	308	349
Freddie Mac 4.00% 2041[1]	387	410
Government National Mortgage Assn. 4.00% 2032[1]	1,108	1,189
Government National Mortgage Assn. 4.00% 2032[1]	867	931
Government National Mortgage Assn. 6.50% 2032[1]	1,742	1,993
Government National Mortgage Assn. 3.75% 2034[1]	1,589	1,690
Government National Mortgage Assn. 4.25% 2034[1]	1,375	1,488
Government National Mortgage Assn. 3.25% 2035[1]	3,528	3,633
Government National Mortgage Assn. 3.25% 2035[1]	2,169	2,233
Government National Mortgage Assn. 3.25% 2035[1]	1,954	2,034
Government National Mortgage Assn. 3.25% 2035[1]	1,920	1,977
Government National Mortgage Assn. 5.00% 2035[1]	967	1,058
Government National Mortgage Assn. 3.75% 2037[1]	793	843
Government National Mortgage Assn. 6.50% 2038[1]	530	600
Government National Mortgage Assn. 6.50% 2038[1]	268	304
Government National Mortgage Assn. 6.50% 2038[1]	60	63
Government National Mortgage Assn. 6.00% 2039[1]	5,945	6,747
Government National Mortgage Assn. 3.25% 2040[1]	1,465	1,524
Government National Mortgage Assn. 3.25% 2040[1]	1,218	1,254
American Funds Mortgage Fund — Page 2 of 9

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.25% 2040[1]	$1,215	$1,251
Government National Mortgage Assn. 5.00% 2040[1]	591	640
Government National Mortgage Assn. 5.50% 2040[1]	6,133	6,883
Government National Mortgage Assn. 4.00% 2041[1]	1,347	1,392
Government National Mortgage Assn. 4.50% 2041[1]	2,608	2,808
Government National Mortgage Assn. 4.50% 2041[1]	1,446	1,519
Government National Mortgage Assn. 4.50% 2041[1]	1,174	1,233
Government National Mortgage Assn. 4.50% 2041[1]	1,064	1,145
Government National Mortgage Assn. 4.50% 2041[1]	1,021	1,097
Government National Mortgage Assn. 5.00% 2041[1]	8,325	9,031
Government National Mortgage Assn. 5.00% 2041[1]	4,625	5,016
Government National Mortgage Assn. 5.00% 2041[1]	1,742	1,835
Government National Mortgage Assn. 6.50% 2041[1]	743	841
Government National Mortgage Assn. 2.75% 2042[1]	903	902
Government National Mortgage Assn. 2.75% 2042[1]	757	755
Government National Mortgage Assn. 2.75% 2042[1]	520	518
Government National Mortgage Assn. 2.75% 2042[1]	463	462
Government National Mortgage Assn. 2.75% 2042[1]	362	361
Government National Mortgage Assn. 2.75% 2042[1]	337	337
Government National Mortgage Assn. 2.75% 2042[1]	75	75
Government National Mortgage Assn. 3.50% 2042[1]	850	888
Government National Mortgage Assn. 3.50% 2042[1]	794	834
Government National Mortgage Assn. 4.00% 2042[1]	1,284	1,377
Government National Mortgage Assn. 4.00% 2042[1]	943	1,011
Government National Mortgage Assn. 4.00% 2042[1]	883	942
Government National Mortgage Assn. 4.50% 2042[1]	1,990	2,141
Government National Mortgage Assn. 3.50% 2043[1]	1,302	1,371
Government National Mortgage Assn. 3.50% 2043[1]	1,216	1,274
Government National Mortgage Assn. 4.00% 2043[1]	1,663	1,729
Government National Mortgage Assn. 3.75% 2044[1]	1,917	2,039
Government National Mortgage Assn. 4.25% 2044[1]	1,192	1,288
Government National Mortgage Assn. 4.00% 2045[1,2]	675,998	718,209
Government National Mortgage Assn. 4.00% 2045[1]	39,968	42,539
Government National Mortgage Assn. 4.50% 2045[1]	92,720	99,756
Government National Mortgage Assn. 4.50% 2045[1]	17,581	18,906
Government National Mortgage Assn. 4.50% 2045[1]	3,372	3,626
Government National Mortgage Assn. 4.50% 2045[1]	688	740
Government National Mortgage Assn. 4.50% 2045[1]	636	684
Government National Mortgage Assn. 4.50% 2045[1]	418	450
Government National Mortgage Assn. 4.50% 2045[1]	379	408
Government National Mortgage Assn. 5.00% 2045[1]	5,587	6,156
Government National Mortgage Assn. 5.00% 2045[1]	2,141	2,359
Government National Mortgage Assn. 5.00% 2045[1]	1,500	1,653
		1,191,100
Commercial mortgage-backed securities 3.55%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[1,3]	1,013	1,075
Citigroup Commercial Mortgage Trust, Series 2015-GC-29, Class AAB, 2.984% 2048[1]	6,100	6,117
Commercial Mortgage Trust, Series 2015-CR-27, Class ASB, 3.404% 2058[1]	5,100	5,209
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.007% 2027[1,3,4]	3,000	2,988
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.045% 2031[1,3,4]	2,406	2,382
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.988% 2045[1,3]	6,959	7,345
GS Mortgage Securities Corp. II, Series 2015-GC-34, Class AAB, 3.278% 2048[1]	4,250	4,309
American Funds Mortgage Fund — Page 3 of 9

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[1,4]	$2,390	$2,390
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-32, Class ASB, 3.358% 2048[1]	4,800	4,898
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 6.07% 2046[1,3]	2,835	2,867
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[1]	1,374	1,408
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-22, Class ASB, 3.04% 2048[1]	6,100	6,162
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2028[1]	3,595	3,693
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.825% 2042[1,3]	766	805
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.899% 2043[1,3]	2,759	2,793
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[1,3]	381	385
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-1, Class ASB, 2.934% 2048[1]	5,480	5,526
Wells Fargo Commercial Mortgage Trust, Series 2015-C-31, Class ASB, 3.487% 2048[1]	4,250	4,359
WF-RBS Commercial Mortgage Trust, Series 2013-C-18, Class ASB, 3.676 2046[1]	3,000	3,164
		67,875
Other mortgage-backed securities 0.03%
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	480	485
Total mortgage-backed obligations		1,259,460
U.S. Treasury bonds & notes 15.40% U.S. Treasury inflation-protected securities 12.37%
U.S. Treasury Inflation-Protected Security 0.135% 2016[5,6]	29,646	29,511
U.S. Treasury Inflation-Protected Security 0.125% 2020[5]	14,226	14,119
U.S. Treasury Inflation-Protected Security 0.125% 2022[5]	2,349	2,298
U.S. Treasury Inflation-Protected Security 0.125% 2023[5]	5,381	5,209
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	12,276	11,786
U.S. Treasury Inflation-Protected Security 0.375% 2025[5]	81,980	80,241
U.S. Treasury Inflation-Protected Security 2.375% 2025[5]	29,666	34,149
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	39,406	41,051
U.S. Treasury Inflation-Protected Security 0.75% 2045[5]	20,210	18,042
		236,406
U.S. Treasury 3.03%
U.S. Treasury 1.625% 2020[6]	9,000	8,995
U.S. Treasury 1.875% 2022	19,100	18,953
U.S. Treasury 2.875% 2045	7,575	7,406
U.S. Treasury 3.00% 2045	22,425	22,515
		57,869
Total U.S. Treasury bonds & notes		294,275
Asset-backed obligations 10.25%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[1]	3,911	3,906
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class B, 2.08% 2020[1]	4,775	4,781
Ares CLO Ltd., Series 2012-2-A, Class AR, CLO, 1.576% 2023[1,3,4]	9,000	8,966
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[1,4,7]	1,344	1,344
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.601% 2023[1,3,4]	7,660	7,651
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 0.544% 2019[1,3,4]	2,868	2,780
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 1.837% 2020[1,3,4,7]	8,000	8,001
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[1,4,7]	5,006	4,995
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[1,4]	3,334	3,328
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[1,4]	9,332	9,316
Drive Auto Receivables Trust, Series 2015-B-A, Class A-2-A 0.93% 2017[1,4]	8,357	8,356
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[1,4]	5,745	5,741
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[1,4]	4,375	4,368
American Funds Mortgage Fund — Page 4 of 9

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.539% 2023[1,3,4]	$4,000	$3,981
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.354% 2019[1,3,4]	469	469
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4]	20,640	20,594
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.587% 2023[1,3,4]	6,740	6,721
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.604% 2023[1,3,4]	14,000	13,950
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[1,4]	1,130	1,126
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.549% 2023[1,3,4]	5,501	5,453
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.605% 2025[1,3,4]	14,000	13,778
Prestige Auto Receivables Trust, Series 2015-1, Class A-2, 1.09% 2019[1,4]	5,857	5,857
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2017[1]	3,788	3,810
Santander Drive Auto Receivables Trust, Series 2015-5, Class A-2-A, 1.12% 2018[1]	4,015	4,012
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	11,415	11,429
Santander Drive Auto Receivables Trust, Series 2012-AA, Class C, 1.78% 2018[1,4]	5,325	5,331
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[1]	2,124	2,129
Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.70% 2018[1]	11,871	11,948
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[1]	5,112	5,133
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2018[1]	707	709
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[1]	6,000	6,004
		195,967
Federal agency bonds & notes 5.11%
Fannie Mae 1.75% 2019	97,000	97,681
Total bonds, notes & other debt instruments (cost: $1,845,391,000)		1,847,383
Short-term securities 44.21%
3M Co. 0.11% due 12/1/2015[4]	25,000	25,000
Abbott Laboratories 0.20% due 1/26/2016[4]	18,800	18,795
American Honda Finance Corp. 0.10% due 12/10/2015	10,900	10,900
Apple Inc. 0.15%–0.16% due 12/7/2015–1/15/2016[4]	39,000	38,996
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.13% due 12/7/2015	24,300	24,299
CAFCO, LLC 0.50% due 3/18/2016	1,350	1,348
Colgate-Palmolive Co. 0.12% due 12/29/2015[4]	10,000	10,000
Danaher Corp. 0.15%–0.17% due 12/8/2015–12/21/2015	55,985	55,981
ExxonMobil Corp. 0.13%–0.17% due 1/5/2016–1/19/2016	45,000	44,991
Fannie Mae 0.17% due 1/25/2016	3,100	3,099
Federal Farm Credit Banks 0.29% due 5/3/2016	25,000	24,953
Federal Home Loan Bank 0.07%–0.25% due 12/4/2015–3/11/2016	106,900	106,854
Freddie Mac 0.11%–0.20% due 12/8/2015–3/7/2016	201,933	201,856
General Electric Co. 0.09% due 12/1/2015	38,500	38,500
IBM Corp. 0.18% due 12/29/2015[4]	22,000	21,999
International Bank for Reconstruction and Development 0.18% due 1/20/2016	20,000	19,994
John Deere Financial Ltd. 0.13% due 12/15/2015[4]	12,100	12,099
Kimberly-Clark Corp. 0.10% due 12/3/2015[4]	18,000	18,000
Microsoft Corp. 0.18% due 12/9/2015[4]	28,600	28,600
National Rural Utilities Cooperative Finance Corp. 0.12% due 12/11/2015	14,032	14,031
U.S. Treasury Bills 0.05% due 12/17/2015	50,000	49,999
United Parcel Service Inc. 0.11% due 12/9/2015[4]	24,800	24,800
Wal-Mart Stores, Inc. 0.11% due 12/16/2015[4]	50,000	49,999
Total short-term securities (cost: $845,138,000)		845,093
Total investment securities 140.87% (cost: $2,690,529,000)		2,692,476
Other assets less liabilities (40.87)%		(781,199)
Net assets 100.00%		$1,911,277
American Funds Mortgage Fund — Page 5 of 9

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $2,001,673,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 11/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.72%	10/26/2017	$278,250	$1,258
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7225	10/26/2017	181,750	814
Receive	LCH.Clearnet	3-month USD-LIBOR	0.88144	11/9/2017	279,000	(477)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.979	11/12/2017	246,000	20
Receive	LCH.Clearnet	3-month USD-LIBOR	0.947	11/17/2017	102,000	(59)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.039	11/26/2017	2,400	(2)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9915	10/28/2018	170,000	1,078
Pay	LCH.Clearnet	3-month USD-LIBOR	0.98875	10/29/2018	170,000	1,086
Receive	LCH.Clearnet	3-month USD-LIBOR	1.515	6/4/2019	40,000	251
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	18,150	283
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	11,300	179
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	4,550	71
Receive	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	18,000	245
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	28,000	467
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	24,000	379
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7255	8/19/2019	95,000	1,237
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	75,000	1,498
Receive	LCH.Clearnet	3-month USD-LIBOR	1.675	10/30/2019	242,000	2,551
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6625	12/18/2019	13,000	121
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	30,000	422
Receive	LCH.Clearnet	3-month USD-LIBOR	1.38	1/20/2020	71,000	(173)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.655	2/11/2020	75,000	633
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7615	2/19/2020	15,000	191
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6115	3/23/2020	33,000	201
Receive	LCH.Clearnet	3-month USD-LIBOR	1.665	5/18/2020	18,000	139
Receive	LCH.Clearnet	3-month USD-LIBOR	1.654	6/1/2020	13,000	90
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8315	6/10/2020	40,000	586
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8445	6/16/2020	40,000	606
Receive	LCH.Clearnet	3-month USD-LIBOR	1.86	6/19/2020	40,000	632
Receive	LCH.Clearnet	3-month USD-LIBOR	1.872	6/30/2020	5,000	82
Receive	LCH.Clearnet	3-month USD-LIBOR	1.76327	7/1/2020	6,000	68
Receive	LCH.Clearnet	3-month USD-LIBOR	1.544	11/5/2020	38,000	(22)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7585	3/27/2022	33,000	47
Pay	LCH.Clearnet	3-month USD-LIBOR	1.785	3/27/2022	35,000	(105)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.96516	11/10/2022	18,000	(192)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.74125	11/22/2023	4,000	(251)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	16,000	(930)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.894	1/20/2025	5,000	48
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9865	10/26/2025	30,000	(208)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.12	11/9/2025	13,000	(66)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	11,000	(1,926)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	7,000	(1,030)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	6,000	(922)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.2265	9/25/2044	12,500	(1,892)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	16,500	(645)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4945	1/9/2045	7,000	44
Pay	LCH.Clearnet	3-month USD-LIBOR	2.454	1/15/2045	7,000	106
Pay	LCH.Clearnet	3-month USD-LIBOR	2.516	10/20/2045	15,000	39
Pay	LCH.Clearnet	3-month USD-LIBOR	2.525	10/20/2045	10,000	6
American Funds Mortgage Fund — Page 6 of 9

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 11/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5315%	10/26/2045	$16,000	$(13)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.567	11/9/2045	500	4
Pay	LCH.Clearnet	3-month USD-LIBOR	2.57067	11/9/2045	6,600	(62)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6485	11/16/2045	6,525	(173)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.52822	11/23/2045	13,350	—[8]
						$6,334

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $398,154,000, which represented 20.83% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $16,362,000, which represented .86% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $14,340,000, which represented .75% of the net assets of the fund.
[8]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
American Funds Mortgage Fund — Page 7 of 9

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2015, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$6,883
Gross unrealized depreciation on investment securities	(7,596)
Net unrealized depreciation on investment securities	(713)
Cost of investment securities	2,693,189
American Funds Mortgage Fund — Page 8 of 9

unaudited
Key to abbreviations
CLO = Collateralized Loan Obligations
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-042-0116O-S49124	American Funds Mortgage Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: January 28, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 28, 2016